Transactions with related companies - Transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Royalty Expense	$ 12,974	$ 11,749	$ 12,832
Minera Yanacocha SRL and subsidiary [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca
Related Party Transactions [Abstract]
Royalty Expense	15,928	18,638	22,297
Minera Yanacocha SRL and subsidiary [Member] | Newmont USA Limited [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	10,283	10,214	4,118
Minera Yanacocha SRL and subsidiary [Member] | Newmont International Services [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	6,967	5,264	10,822
Minera Yanacocha SRL and subsidiary [Member] | Newmont Peru S.R.L [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	$ 5,221	$ 9,017	$ 10,729